UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Templeton
Variable Insurance
Products Trust
December 31, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 5
Franklin Templeton Variable Insurance
Products Trust Annual Report
Table of Contents
Important Notes to Performance Information
...........
i
Fund Summaries
Franklin VolSmart Allocation VIP Fund
............
FVA-1
*Prospectus Supplement
....................
FVA-8
Index Descriptions
..............................
I-1
Board Members and Officers
.......................
BOD-1
Shareholder Information
..........................
SI-1
*Not pa rt of the annual report. Retain for your records
.

i
Annual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

FVA-1
Annual Report
Franklin VolSmart Allocation VIP Fund
This annual report for Franklin VolSmart Allocation VIP Fund covers the fiscal year ended December 31, 2022 .
Class 5 Performance Summary as of December 31, 2022
Average annual total return of Class 5 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without
Board consent.
Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
5
1-Year -12.27%
5-Year +5.73%
Since Inception (4/1/13) +5.27%

FVA-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (4/1/13– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
), the Bloomberg U.S. Aggregate Bond Index and the Blended Benchmark. One
cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to
Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index. Please see Index Descriptions following the Fund Summaries.

FVA-3
Annual Report
Franklin VolSmart Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There
can be no guarantee that the Fund will stay within its
target volatility. Also, the managed volatility and tail risk strategies could negatively impact the Fund’s return and
expose the Fund to additional costs. Generally, investors
should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices
fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or
sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Derivatives, including currency management strategies, involve costs
and can create economic leverage in the portfolio which
may result in significant volatility and cause the Fund to
participate in losses on an amount that exceeds the Fund's
initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails
to perform. Because the Fund allocates assets to a variety
of investment strategies and other mutual funds, which
involve certain risks, it may be subject to those same risks.
The Fund is actively managed but there is no guarantee
that the manager’s investment decisions will produce the
desired results. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the
issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s equity
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -18.11% total return, while the Fund’s fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -13.01% total return for the period under review.
1
The Fund’s Blended Benchmark, a combination of leading
stock and bond indexes that better reflects the asset
Portfolio Composition
*
12/31/22
% of Total
Net Assets
Common Stocks 62.4%
Domestic Fixed Income 23.7%
Domestic Hybrid 8.2%
Foreign Equity 1.3%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
FVA-4
Annual Report
allocation of the Fund’s portfolio, posted a -14.40% total
return for the same period.
2
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
-18.11% total return for the 12 months ended December 31,
2022.
1
High inflation, rising interest rates and geopolitical
instability contributed to a sharp decline in equity prices and contracting economic growth in the first half of the reporting period. Nevertheless, consumer spending continued to
rise, but deteriorating financial conditions and investors’
expectations for slower growth continued to weigh on equity
markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -13.01% total return for the
12 months ended December 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets following Russia’s
invasion of Ukraine, adding to the uncertainty surrounding
the course of the global economy. While interest rates
increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period as investors became increasingly concerned about the
economic outlook.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -12.46% total return for the 12-month
period.
1
The 10-year UST yield (which moves inversely to
price) increased sharply amid high inflation and the Fed’s
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Index,
posted a -11.81% total return for the period as mortgage
rates rose to the highest level in over two decades and
modest prepayment rates led to increasing interest-rate
sensitivity.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a -11.19% total return,
while investment-grade corporate bonds, as represented
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -15.76% total return.
1
Investment Strategy
Under normal market conditions, the Fund seeks to achieve
its investment goal by allocating its assets across certain
asset classes, sectors and strategies in an attempt to
produce a diversified portfolio that will generate returns,
while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year
(volatility within the 10% target is referred to as “Target
Volatility”). The Fund’s assets are primarily invested in its
“core portfolio,” which is principally composed of various
U.S. equity and fixed income investments and strategies,
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Franklin VolSmart Allocation VIP Fund
FVA-5
Annual Report
including investments in other mutual funds and ETFs that
provide exposure to such investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Manager’s Discussion
The Fund declined during the 12-month period ended
December 31, 2022, but it performed considerably better
than its blended benchmark index. As of the end of the
reporting period, at the asset allocation level, the Fund’s
equity position remained near the upper band of its 50%-
70% allocation range, with fixed income toward the middle
band of its 13%-33% allocation range and multi-asset class
consisting of equities and fixed income also at the middle
band of its 5%-15% allocation range.
Equities
The Fund’s overweight to equites and underweight to
fixed income relative to its blended benchmark limited
relative performance as concerns about slowing economic
growth persisted and U.S. equity markets declined in 2022.
Fund selection, however, was positive, overwhelming the
allocation detraction, and contributed to overall positive
performance relative to the benchmark.
At the underlying equity strategy level, the Franklin Rising
Dividends Strategy, the largest underlying equity strategy
held in the Fund, declined but outperformed the S&P 500
®
,
contributing to positive relative performance. The strategy’s sector positioning and focus on dividend-paying equities
were beneficial. The Franklin U.S. Smart Beta Strategy also
declined but contributed to positive relative performance,
outperforming the S&P 500
®
due in part to its overweighting
to quality and value style factors.
Fixed Income
At the underlying fixed income strategy level, the Fund’s
core bond fixed income strategy detracted from relative
performance due in part to duration positioning and the rising interest-rate environment.
Multi-Asset
An allocation to Franklin Income VIP Fund – Class 1, which
blends equity and fixed income holdings, generated current
income and contributed to positive relative performance,
driven in part by equity sector positioning.
Hedging
The Fund’s risk-hedging strategies were meaningfully
additive to relative performance during a period of mostly
high volatility.
Positioning
During the reporting period, we trimmed our exposure to
equities and used the proceeds to add to our positions in
fixed income and hedging strategies.
Derivatives
The Fund made use of two hedging strategies to reduce risk
during periods of market volatility: a volatility overlay for risk mitigation and a VIX-linked strategy for tail-risk protection.
During the reporting period, as economic uncertainties
increased amid concerns over inflation and the war in
Ukraine, the volatility overlay was active and added value.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of
Top 10 Holdings
12/31/22
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 16.0%
Franklin Income VIP Fund, Class 1 8.2%
Western Asset Core Plus Bond Fund, Class IS 7.7%
Microsoft Corp. 4.2%
Apple, Inc. 2.0%
UnitedHealth Group, Inc. 1.5%
iShares Core MSCI EAFE ETF 1.3%
Texas Instruments, Inc. 1.3%
Roper Technologies, Inc. 1.2%
Johnson & Johnson 1.2%

Franklin VolSmart Allocation VIP Fund
FVA-6
Annual Report
fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 5 Fund Expenses
Franklin VolSmart Allocation VIP Fund
FVA-7
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
5 $1,000 $1,021.00 $4.07 $1,021.18 $4.07 0.80%

FVA-8
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

FVA-9
Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-10
a
Year Ended
December 31,
2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $13.60
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.17
Net realized and unrealized gains (losses) ............................................................. (0.18)
Total from investment operations ...................................................................... (0.01)
Less distributions from:
Net investment income ............................................................................ (0.25)
Net realized gains ............................................................................... (1.21)
Total distributions ................................................................................. (1.46)
Net asset value, end of year ......................................................................... $12.13
Total return
e
..................................................................................... 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 0.81%
Expenses net of waiver and payments by affiliates
g,h
....................................................... 0.65%
Net investment income ............................................................................. 2.20%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $4
Portfolio turnover rate .............................................................................. 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.57 $14.55 $12.60 $10.82 $11.67
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.26 0.24 0.22 0.21
Net realized and unrealized gains (losses) ........... (2.15) 2.19 1.86 1.70 (1.02)
Total from investment operations .................... (1.92) 2.45 2.10 1.92 (0.81)
Less distributions from:
Net investment income .......................... (0.25) (0.64) (0.15) — (0.04)
Net realized gains ............................. (1.21) (0.79) — (0.14) —
Total distributions ............................... (1.46) (1.43) (0.15) (0.14) (0.04)
Net asset value, end of year ....................... $12.19 $15.57 $14.55 $12.60 $10.82
Total return
d
................................... (12.13)% 17.62% 16.85% 17.82% (6.93)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.85% 0.88% 0.88% 1.12% 1.10%
Expenses net of waiver and payments by affiliates
e,f
..... 0.65% 0.65% 0.65% 0.90% 0.75%
Net investment income ........................... 1.71% 1.75% 1.85% 1.87% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $33 $48 $45 $39 $33
Portfolio turnover rate ............................ 37.75% 41.28% 69.19% 4.99% 6.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-12
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.52 $14.52 $12.59 $10.80 $11.65
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.23 0.23 0.23 0.22
Net realized and unrealized gains (losses) ........... (2.14) 2.18 1.86 1.70 (1.01)
Total from investment operations .................... (1.93) 2.41 2.09 1.93 (0.79)
Less distributions from:
Net investment income .......................... (0.23) (0.62) (0.16) — (0.06)
Net realized gains ............................. (1.21) (0.79) — (0.14) —
Total distributions ............................... (1.44) (1.41) (0.16) (0.14) (0.06)
Net asset value, end of year ....................... $12.15 $15.52 $14.52 $12.59 $10.80
Total return
d
................................... (12.27)% 17.36% 16.78% 17.95% (6.85)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.00% 1.03% 1.03% 1.02% 1.00%
Expenses net of waiver and payments by affiliates
e,f
..... 0.80% 0.80% 0.80% 0.80% 0.65%
Net investment income ........................... 1.57% 1.57% 1.70% 1.97% 1.95%
Supplemental data
Net assets, end of year (000’s) ..................... $170,682 $209,784 $195,818 $185,381 $171,173
Portfolio turnover rate ............................ 37.75% 41.28% 69.19% 4.99% 6.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin VolSmart Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-13
a a
Shares
a
Value
a
Common Stocks 62.4%
Aerospace & Defense 2.4%
BWX Technologies, Inc. .............................................. 916 $ 53,201
Curtiss-Wright Corp. ................................................. 309 51,600
General Dynamics Corp. .............................................. 4,914 1,219,213
Huntington Ingalls Industries, Inc. ....................................... 237 54,671
Lockheed Martin Corp. ............................................... 1,466 713,194
Northrop Grumman Corp. ............................................. 864 471,407
Raytheon Technologies Corp. .......................................... 15,810 1,595,545
4,158,831
Air Freight & Logistics 1.0%
United Parcel Service, Inc., B .......................................... 10,200 1,773,168
Airlines 0.0%
†
a
Copa Holdings SA, A ................................................. 618 51,399
a
Automobiles 0.2%
a
Tesla, Inc. ......................................................... 3,474 427,927
a
Banks 0.7%
First Horizon Corp. .................................................. 2,599 63,676
FNB Corp. ........................................................ 3,875 50,569
JPMorgan Chase & Co. ............................................... 7,655 1,026,535
1,140,780
Beverages 0.7%
PepsiCo, Inc. ...................................................... 6,225 1,124,609
Biotechnology 2.1%
AbbVie, Inc. ....................................................... 11,638 1,880,817
Amgen, Inc. ....................................................... 2,621 688,380
a
Biogen, Inc. ....................................................... 351 97,199
a
Neurocrine Biosciences, Inc. ........................................... 428 51,120
a
Regeneron Pharmaceuticals, Inc. ....................................... 566 408,363
a
United Therapeutics Corp. ............................................. 260 72,304
a
Vertex Pharmaceuticals, Inc. ........................................... 1,480 427,394
3,625,577
Building Products 1.0%
a
Builders FirstSource , Inc. ............................................. 919 59,625
Carlisle Cos., Inc. ................................................... 2,501 589,360
Johnson Controls International plc ....................................... 14,547 931,008
Owens Corning ..................................................... 640 54,592
1,634,585
Capital Markets 0.5%
FactSet Research Systems, Inc. ........................................ 149 59,780
Lazard Ltd., A ...................................................... 1,515 52,525
LPL Financial Holdings, Inc. ........................................... 290 62,690
Nasdaq, Inc. ....................................................... 12,203 748,654
923,649
Chemicals 3.4%
Air Products and Chemicals, Inc. ........................................ 5,293 1,631,620
Albemarle Corp. .................................................... 3,955 857,681
CF Industries Holdings, Inc. ........................................... 1,251 106,585
Ecolab, Inc. ........................................................ 4,124 600,290
Linde plc .......................................................... 5,995 1,955,449
LyondellBasell Industries NV, A ......................................... 1,323 109,849
Mosaic Co. (The) ................................................... 1,948 85,459

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-14
a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) ............................................ 1,600 $ 379,728
5,726,661
Commercial Services & Supplies 0.8%
Cintas Corp. ....................................................... 2,290 1,034,210
Rollins, Inc. ........................................................ 1,412 51,594
Waste Management, Inc. .............................................. 1,649 258,695
1,344,499
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 1,422 172,560
Cisco Systems, Inc. ................................................. 16,597 790,681
Motorola Solutions, Inc. ............................................... 644 165,965
1,129,206
Consumer Finance 0.0%
†
Synchrony Financial ................................................. 2,543 83,563
Containers & Packaging 0.1%
Packaging Corp. of America ........................................... 466 59,606
Silgan Holdings, Inc. ................................................. 1,051 54,484
Sonoco Products Co. ................................................ 891 54,093
168,183
Distributors 0.1%
Genuine Parts Co. .................................................. 829 143,840
LKQ Corp. ........................................................ 1,040 55,546
199,386
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 483 51,034
H&R Block, Inc. ..................................................... 1,303 47,572
98,606
Diversified Financial Services 0.4%
a
Berkshire Hathaway, Inc., B ............................................ 1,990 614,711
a
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................................... 35,662 656,538
Lumen Technologies, Inc. ............................................. 10,224 53,369
Verizon Communications, Inc. .......................................... 19,631 773,461
1,483,368
Electric Utilities 0.1%
NRG Energy, Inc. ................................................... 1,470 46,775
OGE Energy Corp. .................................................. 1,365 53,986
100,761
Electrical Equipment 0.3%
Hubbell, Inc. ....................................................... 266 62,425
nVent Electric plc ................................................... 11,220 431,633
494,058
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................................. 3,021 230,019
a
Arrow Electronics, Inc. ............................................... 519 54,272
Avnet, Inc. ........................................................ 1,234 51,310
Corning, Inc. ....................................................... 3,978 127,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-15
a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. ......................................................... 843 $ 57,492
National Instruments Corp. ............................................ 1,372 50,627
570,777
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 717 49,129
Equity Real Estate Investment Trusts (REITs) 0.6%
EPR Properties ..................................................... 1,338 50,469
Gaming and Leisure Properties, Inc. ..................................... 1,433 74,645
Kimco Realty Corp. .................................................. 3,130 66,293
National Retail Properties, Inc. ......................................... 1,184 54,180
Omega Healthcare Investors, Inc. ....................................... 1,847 51,624
Public Storage ..................................................... 855 239,563
Realty Income Corp. ................................................. 2,887 183,123
SL Green Realty Corp. ............................................... 1,342 45,252
STORE Capital Corp. ................................................ 1,721 55,175
VICI Properties, Inc. ................................................. 5,545 179,658
WP Carey, Inc. ..................................................... 1,108 86,590
1,086,572
Food & Staples Retailing 1.3%
Albertsons Cos., Inc., A ............................................... 2,619 54,318
a
BJ's Wholesale Club Holdings, Inc. ...................................... 731 48,363
Costco Wholesale Corp. .............................................. 1,617 738,160
Walgreens Boots Alliance, Inc. ......................................... 3,339 124,745
Walmart, Inc. ...................................................... 9,130 1,294,543
2,260,129
Food Products 1.2%
Archer-Daniels-Midland Co. ........................................... 3,171 294,427
General Mills, Inc. ................................................... 3,212 269,326
Hershey Co. (The) .................................................. 762 176,456
McCormick & Co., Inc. ............................................... 9,623 797,651
Mondelez International, Inc., A .......................................... 7,670 511,206
2,049,066
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 460 51,552
National Fuel Gas Co. ................................................ 829 52,476
104,028
Health Care Equipment & Supplies 3.0%
Abbott Laboratories .................................................. 10,227 1,122,822
Becton Dickinson and Co. ............................................. 5,420 1,378,306
Medtronic plc ...................................................... 11,200 870,464
Stryker Corp. ...................................................... 7,511 1,836,365
5,207,957
Health Care Providers & Services 3.1%
Cardinal Health, Inc. ................................................. 1,469 112,922
a
Centene Corp. ..................................................... 2,822 231,432
Chemed Corp. ..................................................... 106 54,106
Cigna Corp. ....................................................... 1,755 581,502
CVS Health Corp. ................................................... 2,905 270,717
Elevance Health, Inc. ................................................ 1,305 669,426
Encompass Health Corp. ............................................. 939 56,162
HCA Healthcare, Inc. ................................................. 1,062 254,837

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-16
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ...................................................... 475 $ 243,290
a
Molina Healthcare, Inc. ............................................... 283 93,452
Premier, Inc., A ..................................................... 1,636 57,227
Quest Diagnostics, Inc. ............................................... 583 91,205
UnitedHealth Group, Inc. .............................................. 4,856 2,574,554
5,290,832
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ................................................... 7,263 1,914,018
Starbucks Corp. .................................................... 5,754 570,797
Yum! Brands, Inc. ................................................... 1,494 191,352
2,676,167
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,542 137,454
Lennar Corp., A ..................................................... 1,251 113,215
a
NVR, Inc. ......................................................... 15 69,189
PulteGroup, Inc. .................................................... 1,254 57,095
Tempur Sealy International, Inc. ........................................ 1,737 59,631
Toll Brothers, Inc. ................................................... 1,151 57,458
494,042
Household Products 1.0%
Colgate-Palmolive Co. ............................................... 8,192 645,448
Procter & Gamble Co. (The) ........................................... 6,683 1,012,875
1,658,323
Industrial Conglomerates 0.8%
Honeywell International, Inc. ........................................... 6,580 1,410,094
Insurance 1.0%
American International Group, Inc. ...................................... 3,426 216,660
a
Arch Capital Group Ltd. ............................................... 920 57,758
Arthur J Gallagher & Co. .............................................. 763 143,856
Assured Guaranty Ltd. ............................................... 820 51,053
Axis Capital Holdings Ltd. ............................................. 963 52,166
a
Brighthouse Financial, Inc. ............................................ 980 50,245
Erie Indemnity Co., A ................................................. 2,282 567,579
Globe Life, Inc. ..................................................... 451 54,368
Principal Financial Group, Inc. .......................................... 950 79,724
Progressive Corp. (The) .............................................. 2,537 329,074
Reinsurance Group of America, Inc. ..................................... 378 53,710
Unum Group ....................................................... 1,446 59,329
W R Berkley Corp. .................................................. 995 72,207
1,787,729
Interactive Media & Services 0.9%
a
Alphabet, Inc., A .................................................... 8,889 784,276
a
Alphabet, Inc., C .................................................... 7,882 699,370
1,483,646
Internet & Direct Marketing Retail 0.4%
a
Amazon.com, Inc. ................................................... 8,516 715,344
a
IT Services 3.2%
Accenture plc, A .................................................... 6,265 1,671,753
Amdocs Ltd. ....................................................... 793 72,084
Automatic Data Processing, Inc. ........................................ 1,561 372,860

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-17
a a
Shares
a
Value
a
Common Stocks
(continued)
IT Services (continued)
a
Gartner, Inc. ....................................................... 315 $ 105,884
International Business Machines Corp. ................................... 4,875 686,839
Jack Henry & Associates, Inc. .......................................... 361 63,377
Mastercard , Inc., A .................................................. 2,722 946,521
Paychex, Inc. ...................................................... 1,619 187,092
Visa, Inc., A ........................................................ 6,425 1,334,858
Western Union Co. (The) .............................................. 3,672 50,563
5,491,831
Life Sciences Tools & Services 0.6%
Danaher Corp. ..................................................... 760 201,719
West Pharmaceutical Services, Inc. ...................................... 3,610 849,614
1,051,333
Machinery 1.1%
Allison Transmission Holdings, Inc. ...................................... 1,225 50,960
Crane Holdings Co. .................................................. 512 51,430
Cummins, Inc. ...................................................... 552 133,744
Donaldson Co., Inc. ................................................. 5,405 318,192
Dover Corp. ....................................................... 5,654 765,608
PACCAR, Inc. ...................................................... 1,844 182,501
Pentair plc ........................................................ 4,425 199,037
Snap-on, Inc. ...................................................... 255 58,265
Toro Co. (The) ..................................................... 497 56,260
1,815,997
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 1,606 53,496
Nexstar Media Group, Inc., A ........................................... 302 52,859
Omnicom Group, Inc. ................................................ 1,051 85,730
192,085
Metals & Mining 0.3%
Nucor Corp. ....................................................... 1,520 200,351
Reliance Steel & Aluminum Co. ......................................... 323 65,388
Southern Copper Corp. ............................................... 900 54,351
Steel Dynamics, Inc. ................................................. 1,060 103,562
United States Steel Corp. ............................................. 2,106 52,756
476,408
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Starwood Property Trust, Inc. .......................................... 2,572 47,145
Multiline Retail 0.8%
Dollar General Corp. ................................................. 947 233,199
Kohl's Corp. ....................................................... 1,733 43,758
Macy's, Inc. ........................................................ 2,359 48,713
Target Corp. ....................................................... 6,770 1,009,001
1,334,671
Multi-Utilities 0.2%
Consolidated Edison, Inc. ............................................. 1,813 172,797
Sempra Energy ..................................................... 756 116,832
289,629
Oil, Gas & Consumable Fuels 3.7%
Chesapeake Energy Corp. ............................................ 538 50,771
Chevron Corp. ..................................................... 10,338 1,855,568

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-18
a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips ..................................................... 6,172 $ 728,296
Coterra Energy, Inc. ................................................. 4,069 99,975
Devon Energy Corp. ................................................. 3,516 216,269
EOG Resources, Inc. ................................................ 7,520 973,990
Exxon Mobil Corp. ................................................... 12,241 1,350,182
HF Sinclair Corp. ................................................... 895 46,442
Marathon Oil Corp. .................................................. 2,471 66,890
Marathon Petroleum Corp. ............................................ 1,779 207,058
Ovintiv , Inc. ........................................................ 1,131 57,353
PDC Energy, Inc. ................................................... 739 46,912
Pioneer Natural Resources Co. ......................................... 1,191 272,012
Texas Pacific Land Corp. .............................................. 21 49,229
Valero Energy Corp. ................................................. 1,786 226,572
6,247,519
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. .............................................. 9,650 694,317
Eli Lilly & Co. ...................................................... 2,631 962,525
Johnson & Johnson ................................................. 11,185 1,975,830
Merck & Co., Inc. ................................................... 8,360 927,542
Organon & Co. ..................................................... 2,102 58,709
Pfizer, Inc. ......................................................... 29,732 1,523,468
6,142,391
Professional Services 0.1%
Booz Allen Hamilton Holding Corp. ...................................... 608 63,548
a
CACI International, Inc., A ............................................. 178 53,505
Leidos Holdings, Inc. ................................................. 740 77,840
Science Applications International Corp. .................................. 504 55,909
250,802
Road & Rail 0.9%
JB Hunt Transport Services, Inc. ........................................ 2,745 478,618
Knight-Swift Transportation Holdings, Inc. ................................. 1,024 53,668
Norfolk Southern Corp. ............................................... 3,160 778,687
Ryder System, Inc. .................................................. 592 49,474
Schneider National, Inc., B ............................................ 2,153 50,380
U-Haul Holding Co. .................................................. 899 54,111
1,464,938
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc. ................................................. 9,488 1,556,317
Applied Materials, Inc. ................................................ 4,310 419,708
Broadcom, Inc. ..................................................... 1,536 858,824
a
Cirrus Logic, Inc. .................................................... 738 54,966
KLA Corp. ......................................................... 814 306,902
Lam Research Corp. ................................................. 693 291,268
a
Lattice Semiconductor Corp. ........................................... 781 50,671
Microchip Technology, Inc. ............................................ 1,324 93,011
NVIDIA Corp. ...................................................... 1,648 240,839
a
ON Semiconductor Corp. ............................................. 2,523 157,360
QUALCOMM, Inc. ................................................... 5,659 622,150
Texas Instruments, Inc. ............................................... 13,364 2,208,000
6,860,016
Software 6.0%
a
Cadence Design Systems, Inc. ......................................... 1,336 214,615

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-19
a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Dropbox, Inc., A .................................................... 2,406 $ 53,846
a
Fair Isaac Corp. .................................................... 89 53,274
a
Fortinet, Inc. ....................................................... 3,426 167,497
a
Manhattan Associates, Inc. ............................................ 435 52,809
Microsoft Corp. ..................................................... 29,891 7,168,461
Oracle Corp. ....................................................... 3,539 289,278
Roper Technologies, Inc. .............................................. 4,865 2,102,118
a
Synopsys, Inc. ..................................................... 697 222,545
10,324,443
Specialty Retail 2.4%
a
AutoNation, Inc. .................................................... 456 48,929
a
AutoZone, Inc. ..................................................... 121 298,408
Dick's Sporting Goods, Inc. ............................................ 464 55,815
Lowe's Cos., Inc. .................................................... 8,708 1,734,982
a
O'Reilly Automotive, Inc. .............................................. 387 326,640
Penske Automotive Group, Inc. ......................................... 444 51,029
Ross Stores, Inc. ................................................... 9,292 1,078,522
TJX Cos., Inc. (The) ................................................. 2,779 221,208
Tractor Supply Co. .................................................. 263 59,167
a
Ulta Beauty, Inc. .................................................... 247 115,860
Williams-Sonoma, Inc. ............................................... 452 51,944
4,042,504
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................................ 26,894 3,494,337
Dell Technologies, Inc., C ............................................. 1,489 59,888
Hewlett Packard Enterprise Co. ......................................... 7,851 125,302
HP, Inc. ........................................................... 6,101 163,934
NetApp, Inc. ....................................................... 1,215 72,973
a
Pure Storage, Inc., A ................................................. 1,948 52,128
3,968,562
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ....................................................... 9,130 1,068,301
Tapestry, Inc. ...................................................... 1,474 56,130
1,124,431
Thrifts & Mortgage Finance 0.0%
†
MGIC Investment Corp. ............................................... 3,992 51,896
Tobacco 0.7%
Altria Group, Inc. .................................................... 10,170 464,871
Philip Morris International, Inc. ......................................... 7,581 767,273
1,232,144
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., A ........................................ 639 52,207
WW Grainger, Inc. ................................................... 1,681 935,056
987,263
Total Common Stocks (Cost $72,209,135) ......................................
106,543,370

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-20
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
33.2%
Domestic Fixed Income 23.7%
b
Franklin U.S. Core Bond ETF .......................................... 1,286,975 $ 27,245,261
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,406,906 13,168,638
40,413,899
Domestic Hybrid 8.2%
b
Franklin Income VIP Fund, Class 1 ...................................... 902,748 13,893,295
Foreign Equity 1.3%
iShares Core MSCI EAFE ETF ......................................... 36,862 2,272,174
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,605,691) ................................................................
56,579,368
Total Long Term Investments (Cost $138,814,826) ...............................
163,122,738
a
a a a a
Short Term Investments 3.1%
a
Money Market Funds 3.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 5,320,470 5,320,470
Total Money Market Funds (Cost $5,320,470) ...................................
5,320,470
Total Short Term Investments (Cost $5,320,470 ) .................................
5,320,470
a
Total Investments (Cost $144,135,296) 98.7% ...................................
$168,443,208
Other Assets, less Liabilities 1.3% .............................................
2,276,524
Net Assets 100.0% ...........................................................
$170,719,732
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-21
At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 220 $ 42,471,000 3/17/23 $ 1,801,411
Total Futures Contracts ...................................................................... $1,801,411
*
As of year end .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 2/27/23 4,000,000 $ (984)
Total Return Swap Contracts .................................................................... $(984)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See Abbreviations on page FVA- 34 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-22
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $74,986,133
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 69,149,163
Value - Unaffiliated issuers .................................................................. $108,815,544
Value - Non-controlled affiliates (Not e 3e) ....................................................... 59,627,664
Cash .................................................................................... 185
Receivables:
Investment securities sold ................................................................... 4,470
Capital shares sold ........................................................................ 6,468
Dividends ............................................................................... 106,213
Deposits with brokers for:
Futures contracts ........................................................................ 2,332,000
Variation margin on futures contracts ........................................................... 118,250
Total assets .......................................................................... 171,010,794
Liabilities:
Payables:
Capital shares redeemed ................................................................... 92,515
Management fees ......................................................................... 100,076
Distribution fees .......................................................................... 22,059
Professional fees ......................................................................... 63,809
Trustees' fees and expenses ................................................................. 1,133
Unrealized depreciation on OTC swap contracts .................................................... 984
Accrued expenses and other liabilities ........................................................... 10,486
Total liabilities ......................................................................... 291,062
Net assets, at value ................................................................. $170,719,732
Net assets consist of:
Paid-in capital ............................................................................. $133,095,349
Total distributable earnings (losses) ............................................................. 37,624,383
Net assets, at value ................................................................. $170,719,732
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,460
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share ............................................. $12.13
Class 2:
Net assets, at value ....................................................................... $32,851
Shares outstanding ........................................................................ 2,695
Net asset value and maximum offering price per share ............................................. $12.19
Class 5:
Net assets, at value ....................................................................... $170,682,421
Shares outstanding ........................................................................ 14,050,369
Net asset value and maximum offering price per share ............................................. $12.15

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-23
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,320,273
Non-controlled affiliates (Not e 3e) ............................................................. 1,915,858
Interest:
Unaffiliated issuers ........................................................................ 24,243
Total investment income ................................................................... 4,260,374
Expenses:
Management fees (Note 3 a ) ................................................................... 1,437,739
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 269,516
Custodian fees (Note 4 ) ...................................................................... 789
Reports to shareholders fees .................................................................. (22,782)
Professional fees ........................................................................... 86,706
Trustees' fees and expenses .................................................................. 3,086
Other .................................................................................... 14,274
Total expenses ......................................................................... 1,789,328
Expense reductions (Note 4 ) ............................................................... (40)
Expenses waived/paid by affiliates (Not e 3e and 3f) .............................................. (354,006)
Net expenses ......................................................................... 1,435,282
Net investment income ................................................................ 2,825,092
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,918,475
Non-controlled affiliates (Not e 3e) ........................................................... (250,438)
Futures contracts ......................................................................... 75,051
Swap contracts ........................................................................... 22,351
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Not e 3e) ........................................................... 265,359
Net realized gain (loss) .................................................................. 9,030,798
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (29,346,778)
Non-controlled affiliates (Not e 3e) ........................................................... (9,575,317)
Futures contracts ......................................................................... 1,801,411
Swap contracts ........................................................................... (951)
Net change in unrealized appreciation (depreciation) ............................................ (37,121,635)
Net realized and unrealized gain (loss) ............................................................ (28,090,837)
Net increase (decrease) in net assets resulting from operations .......................................... $(25,265,745)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-24
Franklin VolSmart Allocation VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,825,092 $3,214,793
Net realized gain (loss) ................................................. 9,030,798 15,665,750
Net change in unrealized appreciation (depreciation) ........................... (37,121,635) 13,859,014
Net increase (decrease) in net assets resulting from operations ................ (25,265,745) 32,739,557
Distributions to shareholders:
Class 1 ............................................................. (536) —
Class 2 ............................................................. (3,925) (4,360)
Class 5 ............................................................. (18,414,714) (18,228,062)
Total distributions to shareholders .......................................... (18,419,175) (18,232,422)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,000 —
Class 2 ............................................................. (5,000) —
Class 5 ............................................................. 4,572,930 (537,826)
Total capital share transactions ............................................ 4,572,930 (537,826)
Net increase (decrease) in net assets ................................... (39,111,990) 13,969,309
Net assets:
Beginning of year ....................................................... 209,831,722 195,862,413
End of year ........................................................... $170,719,732 $209,831,722

Franklin Templeton Variable Insurance Products Trust
FVA-25
Annual Report
Notes to Financial Statements
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin VolSmart Allocation
VIP Fund (Fund) is included in this report. The Fund
invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton
(FT Underlying Funds). Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2022, 98.3% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 5. Effective May 20, 2022, the Fund began offering
a new class of shares, Class 1. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-26
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-27
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2022, the Fund had OTC
derivatives in a net liability position of $984.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 9 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-28
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-29
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Year Ended
December 31, 2022
a
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 368 $5,000 — $—
Net increase (decrease) .......................... 368 $5,000 — $—
Class 2 Shares:
Shares redeemed ............................... (366) $(5,000) — $—
Net increase (decrease) .......................... (366) $(5,000) — $—
Class 5 Shares:
Shares sold ................................... 1,453,858 $18,425,871 1,228,354 $18,215,053
Shares issued in reinvestment of distributions .......... 1,550,060 18,414,714 1,272,021 18,228,062
Shares redeemed ............................... (2,469,708) (32,267,655) (2,466,397) (36,980,941)
Net increase (decrease) .......................... 534,210 $4,572,930 33,978 $(537,826)
a
For the period May 20, 2022 (effective date) to December 31, 2022 for Class 1.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-30
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the year ended December 31, 2022, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 16,987,187 $ 961,317 $ (2,311,000) $ 115,320 $ (1,859,529) $ 13,893,295 902,748 $ 961,317
a
Franklin U.S. Core Bond ETF ... 25,689,597 5,938,279 — — (4,382,615) 27,245,261 1,286,975 676,346
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 4,067,757 60,577,031 (59,324,318) — — 5,320,470 5,320,470 83,402
Western Asset Core Plus Bond
Fund, Class IS ............ 17,152,572 1,414,997 (1,700,000) (365,758) (3,333,173) 13,168,638 1,406,906 460,152
Total Non-Controlled Affiliates $63,897,113 $68,891,624 $(63,335,318) $(250,438) $(9,575,317) $59,627,664 $2,181,217
Total Affiliated Securities .... $63,897,113 $68,891,624 $(63,335,318) $(250,438) $(9,575,317) $59,627,664 $2,181,217
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in Statement of Operations.
3.Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-31
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of investments in regulated investment companies, wash sales and financial futures transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$65,729,036 and $78,936,708, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $4,908,576 $18,232,422
Long term capital gain ...................................................... 13,510,599 —
$18,419,175 $18,232,422
Cost of investments .......................................................................... $146,395,893
Unrealized appreciation ........................................................................ $39,575,498
Unrealized depreciation ........................................................................ (15,727,756)
Net unrealized appreciation (depreciation) .......................................................... $23,847,742
Distributable earnings:
Undistributed ordinary income ................................................................... $2,850,390
Undistributed long term capital gains .............................................................. 10,926,257
Total distributable earnings ..................................................................... $13,776,647

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-32
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
9. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of futures contracts and swap contracts represented $27,657,011 and $4,400,000, respectively.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Variation margin on futures
contracts
$ 1,801,411
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
984
Total .................... $1,801,411 $984
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $75,051 Futures contracts $1,801,411
Swap contracts 22,351 Swap contracts (951)
Total ....................... $97,402 $1,800,460

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-33
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 106,543,370 $ — $ — $ 106,543,370
Management Investment Companies ......... 56,579,368 — — 56,579,368
Short Term Investments ................... 5,320,470 — — 5,320,470
Total Investments in Securities ........... $168,443,208 $— $— $168,443,208
Other Financial Instruments:
Futures contracts ........................ $ 1,801,411 $ — $ — $ 1,801,411
Total Other Financial Instruments ......... $1,801,411 $— $— $1,801,411
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $ — $ 984 $ — $ 984
Total Other Financial Instruments ......... $— $984 $— $984
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-34
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FVA-35
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin VolSmart
Allocation VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
VolSmart Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FVA-36
Annual Report
Franklin VolSmart Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $13,510,599
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,032,283

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-1
Annual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg 1-3 Month U.S. Treasury Bill Index measures
the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Bloomberg U.S. Aggregate Bond Index measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market. The index
includes Treasuries, government-related and corporate
securities, mortgage-backed securities (agency fixed-
rate and hybrid adjustable-rate mortgage pass-throughs),
asset-backed securities and commercial mortgage-backed
securities (agency and nonagency).
Bloomberg U.S. Corporate Investment Grade Index
measures the performance of the investment-grade, fixed-
rate, taxable corporate bond market. It includes U.S. dollar-
denominated securities publicly issued by U.S. and non-U.S.
industrial, utility and financial issuers.
Bloomberg U.S. Corporate High Yield Index measures
the performance of the U.S. dollar-denominated, high-yield,
fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Standard & Poor’s, and Fitch is Ba1/BB+/BB+ or below. Bonds from issuers
with an emerging markets (EM) country of risk, based on
Bloomberg EM country definition, are excluded.
Bloomberg U.S. Government - Intermediate Index
is the intermediate component of the Bloomberg U.S.
Government Index, which includes U.S. dollar-denominated,
fixed-rate, nominal U.S. Treasuries and U.S. agency
debentures (securities issued by U.S. government-owned
or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government).
Bloomberg U.S. High Yield Very Liquid Index is a
component of the Bloomberg U.S. Corporate High Yield
Index that is designed to track a more liquid component of
the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market.
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Index tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages
were removed from the index.
Bloomberg U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index (WGBI) measures
the performance of fixed-rate, local currency, investment-
grade sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-2
Annual Report
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI USA Index is designed to measure the performance
of the large- and mid-capitalization segments of the
U.S. market. With 627 constituents, the index covers
approximately 85% of the free float adjusted market
capitalization in the U.S.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of global developed markets,
excluding the U.S.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
1000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000
®
Index that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
BOD-1
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
BOD-2
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-3
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 111 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2013
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1988 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-4
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President
since 2009
and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January
2022
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-5
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-1
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP5 A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Templeton Variable Insurance Products Trust
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $806,813 for the fiscal year ended December 31, 2022 and $782,449 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2022 and $8,000 for the fiscal year ended December 31, 2021. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $289,850 for the fiscal year ended December 31, 2022 and $100,125 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View and tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $7,312 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $525,076 for the fiscal year ended December 31, 2022 and $90,743 for the fiscal year ended December 31, 2021.The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 206-4 (2), professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $814,926 for the fiscal year ended December 31, 2022 and $206,180 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023